S000004343 [Member] Investment Objectives and Goals - iShares Russell 2000 Growth ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Russell 2000 Growth ETF IWO | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.